Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended													12 Months Ended
	Apr. 27, 2013 CompensationPlan	Apr. 28, 2012	Apr. 30, 2011	Apr. 27, 2013 Selling And Administrative Expenses	Apr. 28, 2012 Selling And Administrative Expenses	Apr. 30, 2011 Selling And Administrative Expenses	Apr. 27, 2013 Restricted Stock Units (RSUs)	Apr. 28, 2012 Restricted Stock Units (RSUs)	Apr. 30, 2011 Restricted Stock Units (RSUs)	Apr. 27, 2013 Restricted Stock Units (RSUs) Minimum	Apr. 27, 2013 Restricted Stock Units (RSUs) Maximum	Apr. 27, 2013 Two Thousand Nine Equity Incentive Plan	Sep. 11, 2012 Two Thousand Nine Equity Incentive Plan	Apr. 27, 2013 Restricted Stock	Apr. 28, 2012 Restricted Stock	Apr. 30, 2011 Restricted Stock	Apr. 27, 2013 Restricted Stock Minimum	Apr. 27, 2013 Restricted Stock Maximum	Apr. 27, 2013 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based incentive plans	4
Number of additional shares authorized													1,700,000
Shares of common stock available for future grants	2,568,000											2,567,842
Vesting period in years										1 year	4 years						1 year	4 years	4 years
Contractual term																			10 years
Total intrinsic value of options exercised	$ 1,206	$ 521	$ 124
Total unrecognized compensation expense							26,236							2,359					14,738
Unrecognized compensation expense, weighted average period							3 years 1 month 6 days							1 year 1 month 6 days					2 years 7 months 6 days
Total fair value of shares that vested							205							13,447	14,067	6,163
Granted							1,029,000	969,000	0					60,000	83,000	684,000
Vested							13,000	0	0					866,000	1,073,000	435,000
Stock-based compensation expense	$ 20,187	$ 20,775	$ 20,978	$ 20,187	$ 20,775	$ 20,978